Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Disaggregated Information of Revenues	Disaggregated information of revenues by services:
	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Sales of FTTPS	$596,559	$668,680	$609,348
Sales of Medical Auxiliary Supplies	72,599	11,097	19,243
Others	33,618	—	—
Total revenues	$702,776	$679,777	$628,591

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	December 31, 2021	December 31, 2022	December 31, 2023
Year-end spot rate	$1 = RMB 6.3726	$1 = RMB 6.8972	$1 = RMB 7.0999
Average rate	$1 = RMB 6.4508	$1 = RMB 6.7290	$1 = RMB 7.0809